Marketable securities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Marketable Securities	R$ 14,815,013	R$ 13,267,286
Current	14,360,936	12,823,886
Non-Current	454,077	443,400
Domestic market (Brazil)
Disclosure of financial assets [line items]
Marketable Securities	12,003,099	5,889,009
Foreign market
Disclosure of financial assets [line items]
Marketable Securities	R$ 2,811,914	7,378,277
Private Funds | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	109.95%
Private Funds | Domestic market (Brazil)
Disclosure of financial assets [line items]
Marketable Securities	R$ 1,372,479	1,295,296
Private Securities | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	5.90%
Private Securities | Domestic market (Brazil)
Disclosure of financial assets [line items]
Marketable Securities	R$ 794,800
Private Securities (CDBs) | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	101.97%
Private Securities (CDBs) | Domestic market (Brazil)
Disclosure of financial assets [line items]
Marketable Securities	R$ 9,381,743	4,150,313
CDBs - Escrow Account | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	101.57%
CDBs - Escrow Account | Domestic market (Brazil)
Disclosure of financial assets [line items]
Marketable Securities	R$ 454,077	443,400
Time Deposits | Foreign market
Disclosure of financial assets [line items]
Marketable Securities	R$ 2,747,563	7,333,308
Average yield p.a. %	6.71%
Other | Foreign market
Disclosure of financial assets [line items]
Marketable Securities	R$ 64,351	R$ 44,969